(LOSS)/EARNINGS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
(Loss)/Earnings attributable to ordinary equity holders of the Company	$ 293	¥ 1,949	¥ (27,993)
Basic and diluted	40,948,082	40,948,082	40,488,634
Basic and diluted | (per share)	$ 0.01	¥ 0.05	¥ (0.69)